THE PIONEER GROUP, INC.
 60 State Street
 Boston, MA 02109-1820
 617-742-7825

[Pioneer logo]
                        PIONEER INTERNATIONAL GROWTH FUND
                                 60 State Street
                           Boston, Massachusetts 02109



                                                             April 3, 1998


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re: Pioneer International Growth Fund (the "Registrant") (File Nos. 33-53746 and 811-07318)
                  CIK NO. 0000893660
Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No.6 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0000893660-98-000009) on March 30, 1998.

              If you have any questions about this certification, please contact me at (617) 742-7825 (collect).
                                                          Very truly yours,


                                                         /s/ Patricia M. Ballard
                                                          Patricia M. Ballard

     cc:      Ms. Tracey Howard
              Mr. Joseph P. Barri
              Mr. Mark Goshko
              Mr. Timothy Silva

--------------------------------------------------------------------------------
Pioneering Management Corporation            Pioneer Capital Corporation
Pioneer Funds Distributor, Inc.              Teberebie Goldfields Limited
Pioneering Services Corporation              Pioneer Metals and Technology, Inc.